Segment information (Additional information) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 rig		Dec. 31, 2012 rig		Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of drilling rigs	8		6
Fixed assets - drilling rigs	$ 3,448.3	[1]	$ 3,241.9	[1]
Revenue, Net	1,064.3		911.8		678.9
Nigeria
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - drilling rigs	543.5	[1]	553.9	[1]
Revenue, Net	207.5		209.8		204.7
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue, Net	0		84.1		115.7
Angola
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - drilling rigs	182.6	[1]	194.3	[1]
Revenue, Net	87.9		86.3		82.7
Vietnam
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue, Net	0		39.1		60.6
Malaysia
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue, Net	0		0		30.8
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - drilling rigs	543.5	[1]	545.7	[1]
Revenue, Net	153.5		87.3		0
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - drilling rigs	1,274.8	[1]	1,293.5	[1]
Revenue, Net	370.4		259.3		181.7
Thailand
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - drilling rigs	271.8	[1]	0	[1]
Revenue, Net	40.6		0		0
Ghana
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - drilling rigs	632.1	[1]	654.5	[1]
Revenue, Net	198.6		126.8		0
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue, Net	$ 5.8		$ 19.1		$ 2.7

[1]	The fixed assets referred to in the table above include the eight drilling units at December 31, 2013 and six drilling units at December 31, 2012. The fixed assets and drilling units include the dropdown companies prior to their acquisition by the Company. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.